UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-3174

Touchstone Tax-Free Trust
(Exact name of registrant as specified in charter)

303 Broadway, Cincinnati, Ohio			45202
(Address of principal executive offices)			(Zip code)

Jill T. McGruder, 303 Broadway, Cincinnati, Ohio 45202
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(513) 878-4066

Date of fiscal year end:	6/30

Date of reporting period:	6/30/11

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

June 30, 2011

Annual Report

Touchstone Tax-Free Trust

Touchstone Ohio Tax-Free Bond Fund

Touchstone Ohio Tax-Free Money Market Fund

Touchstone Tax-Free Money Market Fund

Table of Contents

Page
Letter from the President	3

Management's Discussion of Fund Performance (Unaudited)	4-5

Tabular Presentation of Portfolios of Investments (Unaudited)	6

Statements of Assets and Liabilities	7-8

Statements of Operations	9

Statements of Changes in Net Assets	10-11

Financial Highlights	12-14

Notes to Financial Statements	15-22

Portfolios of Investments:

Touchstone Ohio Tax-Free Bond Fund	23-24

Touchstone Ohio Tax-Free Money Market Fund	25-27

Touchstone Tax-Free Money Market Fund	28-30

Notes to Portfolios of Investments	31

Portfolio Composition (Unaudited)	32

Report of Independent Registered Public Accounting Firm	33

Other Items (Unaudited)	34-35

Management of the Trust (Unaudited)	36-38

Privacy Protection Policy	39

Letter from the President

Dear Shareholder:

We are pleased to provide you with the Touchstone Tax-Free Trust Annual Report. Inside you will find key financial information for the twelve months ended June 30, 2011.

The fiscal year period was a tale of two markets. During the first half of the Fund's fiscal year, excess supply and investor concern regarding the credit quality of many municipal issuers negatively impacted trading in the market. In the second half of the year, conditions improved dramatically and municipal bonds thrived as reduced new issue supply, improving credit conditions and attractive relative value combined to improve relative performance of the sector. After a volatile year of trading, performance in the municipal market was comparable to the broader bond market.

We believe that the municipal sector continues to offer attractive investment opportunities for tax-conscious investors. The Touchstone Ohio Tax-Free Bond Fund seeks the highest level of interest income exempt from federal and Ohio personal income taxes consistent with the protection of capital. It invests primarily in high-quality, long-term municipal bonds and is managed seeking the appropriate alignment of risk and return in an attempt to provide the most favorable opportunity to maximize risk-adjusted performance.

Touchstone's tax-free money market funds seek current tax-free income combined with liquidity and stability. The Funds seek the highest level of interest income exempt from Federal (and in some cases, state) income tax, consistent with protection of capital by primarily investing in high-quality, short-term municipal obligations.

We continue to believe that diversification is the key to balancing risk and return. As always, we recommend that you work with your financial professional to utilize a sound asset allocation strategy that invests in a combination of stock, bond, and money market mutual funds to help keep your financial strategy on course. We also suggest maintaining a long-term approach to gain the full potential benefits of investing.

We greatly appreciate your continued support. Thank you for including Touchstone as part of your investment plan.

Sincerely,

Jill T. McGruder
President
Touchstone Tax-Free Trust

Management's Discussion of Fund Performance (Unaudited)

As of June 30, 2011

Market Review

Growth of the U.S. economy over the fiscal year period ended June 30, 2011 can best be characterized as frustrating and uneven. Following the difficult second quarter of 2010, the Federal Reserve (the Fed) announced in August that it would initiate another round of Quantitative Easing or QE2. This policy initiative involved the purchase of $650 billion of Treasury securities by the Fed over an eight month period beginning in November, 2010 and ending on June 30, 2011. With the Federal Funds rate already near 0% the purpose of Quantitative Easing (QE2) was to inject additional money into the financial system in an effort to keep interest rates low and ultimately provide some additional stimulus to the economy. The program worked initially; in the second half of 2010 employment improved and growth in the economy showed positive signs. More recently, however, economic growth has weakened as the devastating earthquake in Japan and rising commodity prices combined to slow the economy. Employment, a key driver of growth, has tapered off and the unemployment rate moved back above 9.0%. In addition, the sovereign debt crisis in Europe has investors concerned about the potential for the contagion to spread to other countries beyond Greece and, ultimately, have a negative impact on European Banks. If a resolution is not worked out soon, this crisis has the potential to stymie global growth for some time. Given the economic conditions and Fed policy actions during the fiscal year period, yields on benchmark Treasury securities were understandably mixed. Yield spreads in other sectors of the bond market continued to narrow somewhat as investors moved to take advantage of the additional yield available.

In the first half of the fiscal year, the municipal sector experienced an abundance of new issue supply as the Build America Bond (BABs) program, created as part of the stimulus package in 2009, came to an end on December 31, 2010. This flooded the market with new issue supply as issuers rushed to market to take advantage of the BABs program, which allowed municipalities to sell taxable bonds and receive a subsidy of 35% on the interest costs from the Federal Government. In addition, large redemptions by mutual fund investors concerned about the overall credit quality of the municipal sector, caused a wave of selling by portfolio managers which, in turn, sent prices lower while yields spiked higher. As we moved into 2011, concerns regarding state and local budgets subsided somewhat and issuance of new bonds declined substantially setting up a more positive supply/demand scenario for investors. Thus far in 2011, the supply of new bonds has been roughly half of last year's total.

From a credit perspective, we believe the outlook for the municipal market is much better this year than a year ago. The credit metrics within the municipal sector have improved somewhat as most municipalities continue to make the difficult decisions necessary to reduce deficits and deal with their longer-term pension liabilities. The State of Ohio saw revenues rise during the first half of the year for the first time in 5 years and recently passed its biennial budget; making several cuts to reduce a projected $6 billion deficit. Municipalities will need to remain vigilant to ensure that this positive trend continues. Overall, municipals bonds are not as "cheap" on a nominal or relative value basis as they were at the beginning of 2011; however, the steep year curve offers attractive returns in the 20-year maturity range which could offer longer term investors attractive total return opportunities.

Touchstone Ohio Tax-Free Bond Fund

The total return of the Touchstone Ohio Tax-Free Bond Fund was 2.85% for the year ending June 30, 2011. The total return of the Barclays Capital Municipal Bond Index was 3.48% for the same period.

Although the Fund underperformed its benchmark for the period, we believe it weathered the volatile market conditions rather well. In managing the Fund, we placed a greater emphasis on yield, price stability and low turnover, which generally results in a portfolio with a shorter duration as compared to the benchmark's duration. To meet this target we typically emphasize high quality bonds in the 20-year maturity range versus

Management's Discussion of Fund Performance (Unaudited) (Continued)

longer-term (30-year) bonds. The relative performance of the Fund was impacted negatively by its shorter duration and strong credit quality.

We will continue to manage the Fund with a similar strategy going forward. Our focus will remain on buying high-quality Ohio municipal bonds that we believe offer the best combination of tax-free yield and total return. This typically leads to higher coupon bonds in the 20-year maturity range and results in a Fund with a shorter duration than the overall market. As the Fund's longer-term performance indicates, this strategy has served it well over the years.

Comparison of the Change in Value of a $10,000 Investment in
the Touchstone Ohio Tax-Free Bond Fund - Class A* and the
Barclays Capital Municipal Bond Index

*  The chart above represents performance of Class A shares only, which will vary from the performance of Class C shares based on the difference in loads and fees paid by shareholders in the different classes. Fund inception was April 1, 1985, and the initial public offering of Class C shares commenced on November 1, 1993.

**  Returns shown above are adjusted for maximum applicable sales charge.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Tabular Presentation of Portfolios of Investments (Unaudited)

June 30, 2011

The illustrations below provide each Fund's sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund's investments.

Touchstone Ohio Tax-Free Bond Fund

Credit Quality	(% of Investment Securities)
AAA / Aaa	7.2%
AA / Aa	63.7
A/A	19.9
BBB/Baa	5.5
NR	3.7
Total	100.0%
Portfolio Allocation	(% of Net Assets)
Fixed Rate Revenue & General Obligation Bonds	97.4%
Floating & Variable Rate Demand Notes	3.1
Other Assets/Liabilities (net)	(0.5)
Total	100.0%

Touchstone Ohio Tax-Free Money Market Fund

Credit Quality	(% of Investment Securities)
A-1 / P-1 / MIG1/SP1-+	85.6%
FW1*	14.4
Total	100.0%
Portfolio Allocation	(% of Net Assets)
Floating & Variable Rate Demand Notes	76.6%
Fixed Rate Revenue & General Obligation Bonds	23.3
Other Assets/Liabilities (net)	0.1
Total	100.0%

Touchstone Tax-Free Money Market Fund

Credit Quality	(% of Investment Securities)
A-1 / P-1 / MIG1/SP1-+	90.7%
FW1*	9.3
Total	100.0%
Portfolio Allocation	(% of Net Assets)
Floating & Variable Rate Demand Notes	74.2%
Fixed Rate Revenue & General Obligation Bonds	25.8
Other Assets/Liabilities (net)	—
Total	100.0%

*  Equivalent to Standard & Poor's and Moody's highest short-term ratings of A-1 and P-1, respectively, based upon independent research conducted by Fort Washington Investment Advisors, Inc.

Statements of Assets and Liabilities

June 30, 2011

	Touchstone Ohio Tax-Free Bond Fund	Touchstone Ohio Tax-Free Money Market Fund	Touchstone Tax-Free Money Market Fund
Assets:
Investment securities:
At amortized cost or at original cost for Touchstone Ohio Tax-Free Bond Fund	$52,585,795	$195,249,631	$47,303,825
At market value	$54,450,261	$195,249,631	$47,303,825
Cash	132,183	62,307	62,602
Interest receivable	341,629	443,049	188,448
Receivable from Advisor	—	—	8,011
Other assets	7,864	9,091	9,205
Total Assets	54,931,937	195,764,078	47,572,091
Liabilities:
Dividends payable	154,271	1,720	367
Payable for capital shares redeemed	41,388	—	—
Payable for securities purchased	478,070	252,715	203,224
Payable to Advisor	28,957	10,021	—
Payable to other affiliates	23,059	23,376	18,138
Payable to Trustees	2,485	2,452	2,487
Payable for professional services	20,870	20,870	20,870
Payable for pricing services	11,668	26,833	8,750
Other accrued expenses and liabilities	10,785	21,728	8,817
Total Liabilities	771,553	359,715	262,653
Net Assets	$54,160,384	$195,404,363	$47,309,438
Net assets consist of:
Paid-in capital	$52,281,258	$195,405,696	$47,310,511
Accumulated net investment loss	(29,357)	(352)	(171)
Accumulated net realized gains (losses) on investments	44,017	(981)	(902)
Net unrealized appreciation on investments	1,864,466	—	—
Net Assets	$54,160,384	$195,404,363	$47,309,438
Pricing of Class A Shares
Net assets applicable to Class A shares	$47,990,907	$76,639,779	$16,366,467
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	4,224,731	76,621,512	16,377,054
Net asset value and redemption price per share	$11.36	$1.00	$1.00
Maximum offering price per share	$11.93	$—	$—
Pricing of Class C Shares
Net assets applicable to Class C shares	$6,169,477	$—	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	542,465	—	—
Net asset value, offering price and redemption price per share*	$11.37	$—	$—
Pricing of Class S Shares
Net assets applicable to Class S shares	$—	$—	$30,942,971
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	—	—	30,943,611
Net asset value, offering price and redemption price per share	$—	$—	$1.00

*  Redemption price per share varies by length of time shares are held.

Statements of Assets and Liabilities (Continued)

	Touchstone Ohio Tax-Free Bond Fund	Touchstone Ohio Tax-Free Money Market Fund	Touchstone Tax-Free Money Market Fund
Pricing of Institutional Class Shares
Net assets applicable to Institutional Class shares	$—	$118,764,584	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	—	118,771,201	—
Net asset value, offering price and redemption price per share	$—	$1.00	$—

See accompanying notes to financial statements.

Statements of Operations

For the Year Ended June 30, 2011

	Touchstone Ohio Tax-Free Bond Fund	Touchstone Ohio Tax-Free Money Market Fund	Touchstone Tax-Free Money Market Fund
Investment Income
Interest Income	$2,530,729	$940,512	$245,112
Expenses
Investment advisory fees	280,297	1,065,871	232,957
Administration fees	112,120	458,300	93,188
Distribution expenses, Class A	124,937	229,444	42,263
Distribution expenses, Class C	60,848	—	—
Distribution expenses, Class S	—	—	103,902
Transfer Agent fees, Class A	20,426	12,957	5,675
Transfer Agent fees, Class C	4,029	—	—
Transfer Agent fees, Class S	—	—	16,125
Transfer Agent fees, Institutional Class	—	149	—
Professional fees	37,522	65,351	27,321
Postage and supplies	4,097	16,045	10,754
Trustees' fees and expenses	10,159	9,293	7,232
Pricing expenses	9,536	20,698	5,217
Registration fees, Class A	8,630	18,972	8,296
Registration fees, Class C	6,140	—	—
Registration fees, Class S	—	—	4,501
Registration fees, Institutional Class	—	44	—
Reports to shareholders, Class A	5,788	5,729	3,932
Reports to shareholders, Class C	4,751	—	—
Reports to shareholders, Class S	—	—	6,647
Reports to shareholders, Institutional Class	—	9,207	—
Networking fees, Class A	4,400	—	669
Networking fees, Class C	863	—	—
Networking fees, Institutional Class	—	336	—
Custodian fees	1,632	9	795
Compliance fees and expenses	1,511	176	1,667
Other expenses	1,930	8,143	1,538
Total Expenses	699,616	1,920,724	572,679
Fees waived by the Administrator	(112,120)	(458,300)	(93,188)
Fees waived and/or expenses reimbursed by the Advisor	(65,503)	(547,225)	(239,041)
Net Expenses	521,993	915,199	240,450
Net Investment Income	2,008,736	25,313	4,662
Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) from security transactions	413,005	(981)	(232)
Net change in unrealized appreciation/(depreciation) on investments	(937,680)	—	—
Net Realized and Unrealized Losses on Investments	(524,675)	(981)	(232)
Change in Net Assets Resulting from Operations	$1,484,061	$24,332	$4,430

See accompanying notes to financial statements.

Statements of Changes in Net Assets

	Touchstone Ohio Tax-Free Bond Fund
	Year Ended June 30, 2011	Year Ended June 30, 2010
From Operations
Net investment income	$2,008,736	$2,153,367
Net realized gains from security transactions	413,005	308,520
Net change in unrealized appreciation/(depreciation) on investments	(937,680)	1,452,451
Change in Net Assets Resulting from Operations	1,484,061	3,914,338
Distributions to Shareholders
From net investment income, Class A	(1,831,179)	(1,959,682)
From net investment income, Class C	(177,365)	(193,893)
From net realized gains, Class A	(386,098)	—
From net realized gains, Class C	(46,738)	—
Decrease in Net Assets from Distributions to Shareholders	(2,441,380)	(2,153,575)
From Capital Share Transactions
Class A
Proceeds from shares sold	4,077,181	6,306,238
Reinvested distributions	1,704,990	1,125,423
Payments for shares redeemed	(10,885,023)	(6,922,527)
Change in Net Assets from Class A Share Transactions	(5,102,852)	509,134
Class C
Proceeds from shares sold	1,160,228	1,256,477
Reinvested distributions	167,157	106,342
Payments for shares redeemed	(1,512,872)	(1,145,080)
Change in Net Assets from Class C Share Transactions	(185,487)	217,739
Total Increase (Decrease) in Net Assets	(6,245,658)	2,487,636
Net Assets
Beginning of period	60,406,042	57,918,406
End of period	$54,160,384	$60,406,042
Accumulated Net Investment Loss	$(29,357)	$(29,549)

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

	Touchstone Ohio Tax-Free Money Market Fund		Touchstone Tax-Free Money Market Fund
	Year Ended June 30, 2011	Year Ended June 30, 2010	Year Ended June 30, 2011	Year Ended June 30, 2010
From Operations
Net investment income	$25,313	$342,765	$4,662	$10,445
Net realized gains (losses) from security transactions	(981)	3,052	(232)	2
Change in Net Assets Resulting from Operations	24,332	345,817	4,430	10,447
Distributions to Shareholders
From net investment income, Class A	(9,177)	(46,490)	(1,692)	(6,868)
From net investment income, Class S	—	—	(2,970)	(3,748)
From net investment income, Institutional Class	(16,136)	(296,619)	—	—
From net realized gains, Class A	(1,239)	—	—	—
From net realized gains, Institutional Class	(1,772)	—	—	—
Decrease in Net Assets from Distributions to Shareholders	(28,324)	(343,109)	(4,662)	(10,616)
From Capital Share Transactions
Class A
Proceeds from shares sold	114,384,957	161,093,772	3,925,867	6,520,353
Reinvested distributions	10,641	45,524	1,676	6,610
Payments for shares redeemed	(143,005,439)	(187,790,575)	(4,965,609)	(11,540,162)
Change in Net Assets from Class A Share Transactions	(28,609,841)	(26,651,279)	(1,038,066)	(5,013,199)
Class S
Proceeds from shares sold	—	—	59,517,875	97,575,211
Reinvested distributions	—	—	3,034	3,452
Payments for shares redeemed	—	—	(63,354,669)	(103,703,583)
Change in Net Assets from Class S Share Transactions	—	—	(3,833,760)	(6,124,920)
Institutional Class
Proceeds from shares sold	251,307,023	272,642,547	—	—
Reinvested distributions	661	5,241	—	—
Payments for shares redeemed	(281,166,822)	(348,969,186)	—	—
Change in Net Assets from Institutional Class Share Transactions	(29,859,138)	(76,321,398)	—	—
Total Decrease in Net Assets	(58,472,971)	(102,969,969)	(4,872,058)	(11,138,288)
Net Assets
Beginning of period	253,877,334	356,847,303	52,181,496	63,319,784
End of period	$195,404,363	$253,877,334	$47,309,438	$52,181,496
Accumulated Net Investment Loss	$(352)	$(344)	$(171)	$(171)

See accompanying notes to financial statements.

Financial Highlights

Touchstone Ohio Tax-Free Bond Fund — Class A

Per Share Data for a Share Outstanding Throughout Each Period

	Year Ended June 30,
	2011	2010	2009	2008	2007
Net asset value at beginning of period	$11.55	$11.22	$11.13	$11.37	$11.45
Income (loss) from investment operations:
Net investment income	0.42	0.42	0.43	0.44	0.45
Net realized and unrealized gains (losses) on investments	(0.10)	0.33	0.09	(0.12)	0.03
Total from investment operations	0.32	0.75	0.52	0.32	0.48
Less distributions:
Dividends from net investment income	(0.42)	(0.42)	(0.43)	(0.44)	(0.45)
Distributions from net realized gains	(0.09)	—	—	(0.12)	(0.11)
Total distributions	(0.51)	(0.42)	(0.43)	(0.56)	(0.56)
Net asset value at end of period	$11.36	$11.55	$11.22	$11.13	$11.37
Total return (A)	2.85%	6.77%	4.84%	2.85%	4.19%
Net assets at end of period (000's)	$47,991	$53,947	$51,862	$51,440	$56,163
Ratio of net expenses to average net assets	0.85%	0.85%	0.81%	0.75%	0.75%
Ratio of gross expenses to average net assets	1.15%	1.15%	1.15%	1.15%	1.11%
Ratio of net investment income to average net assets	3.67%	3.66%	3.93%	3.92%	3.87%
Portfolio turnover rate	26%	33%	2%	17%	28%

Touchstone Ohio Tax-Free Bond Fund — Class C

Per Share Data for a Share Outstanding Throughout Each Period

	Year Ended June 30,
	2011	2010	2009	2008	2007
Net asset value at beginning of period	$11.57	$11.23	$11.14	$11.39	$11.46
Income (loss) from investment operations:
Net investment income	0.34	0.34	0.35	0.36	0.36
Net realized and unrealized gains (losses) on investments	(0.11)	0.34	0.09	(0.13)	0.04
Total from investment operations	0.23	0.68	0.44	0.23	0.40
Less distributions:
Dividends from net investment income	(0.34)	(0.34)	(0.35)	(0.36)	(0.36)
Distributions from net realized gains	(0.09)	—	—	(0.12)	(0.11)
Total distributions	(0.43)	(0.34)	(0.35)	(0.48)	(0.47)
Net asset value at end of period	$11.37	$11.57	$11.23	$11.14	$11.39
Total return (A)	1.99%	6.06%	4.08%	2.00%	3.50%
Net assets at end of period (000's)	$6,169	$6,459	$6,056	$5,364	$5,169
Ratio of net expenses to average net assets	1.60%	1.60%	1.55%	1.50%	1.50%
Ratio of gross expenses to average net assets	2.06%	1.96%	1.96%	1.98%	2.05%
Ratio of net investment income to average net assets	2.92%	2.91%	3.19%	3.17%	3.12%
Portfolio turnover rate	26%	33%	2%	17%	28%

(A)  Total returns shown exclude the effect of applicable sales loads.

See accompanying notes to financial statements.

Financial Highlights (Continued)

Touchstone Ohio Tax-Free Money Market Fund — Class A

Per Share Data for a Share Outstanding Throughout Each Period

	Year Ended June 30,
	2011		2010		2009		2008		2007
Net asset value at beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000
Income (loss) from investment operations:
Net investment income	0.000	(A)	0.000	(A)	0.010		0.024		0.029
Net realized gains (losses) on investments	(0.000	) (A)	0.000	(A)	0.000	(A)	0.000	(A)	0.000	(A)
Total from investment operations	0.000	(A)	0.000	(A)	0.010		0.024		0.029
Less distributions:
Dividends from net investment income	(0.000	) (A)	(0.000	) (A)	(0.010)		(0.024)		(0.029)
Distributions from net realized gains	(0.000	) (A)	—		(0.000	) (A)	(0.000	) (A)	(0.000	) (A)
Total distributions	(0.000	) (A)	(0.000	) (A)	(0.010)		(0.024)		(0.029)
Net asset value at end of period	$1.000		$1.000		$1.000		$1.000		$1.000
Total return	0.01%		0.04%		1.01%		2.43%		2.96%
Net assets at end of period (000's)	$76,640		$105,251		$131,901		$133,736		$105,148
Ratio of net expenses to average net assets	0.40%		0.62	% (B)	0.78	% (B)	0.75%		0.75%
Ratio of gross expenses to average net assets	1.01%		0.99%		0.99%		0.97%		0.94%
Ratio of net investment income to average net assets	0.01%		0.04%		0.99%		2.35%		2.92%

Touchstone Ohio Tax-Free Money Market Fund — Institutional Class

Per Share Data for a Share Outstanding Throughout Each Period

	Year Ended June 30,
	2011		2010		2009		2008		2007
Net asset value at beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000
Income (loss) from investment operations:
Net investment income	0.000	(A)	0.002		0.012		0.027		0.032
Net realized gains (losses) on investments	(0.000	) (A)	0.000	(A)	0.000	(A)	0.000	(A)	0.000	(A)
Total from investment operations	0.000	(A)	0.002		0.012		0.027		0.032
Less distributions:
Dividends from net investment income	(0.000	) (A)	(0.002)		(0.012)		(0.027)		(0.032)
Distributions from net realized gains	(0.000	) (A)	—		(0.000	) (A)	(0.000	) (A)	(0.000	) (A)
Total distributions	(0.000	) (A)	(0.002)		(0.012)		(0.027)		(0.032)
Net asset value at end of period	$1.000		$1.000		$1.000		$1.000		$1.000
Total return	0.01%		0.15%		1.26%		2.68%		3.21%
Net assets at end of period (000's)	$118,765		$148,626		$224,946		$262,253		$169,708
Ratio of net expenses to average net assets	0.40%		0.51	% (C)	0.53	% (C)	0.50%		0.50%
Ratio of gross expenses to average net assets	0.72%		0.71%		0.69%		0.69%		0.65%
Ratio of net investment income to average net assets	0.01%		0.16%		1.25%		2.58%		3.17%

(A)  Amount rounds to less than $0.0005.

(B)  Absent money market insurance, the ratio of net expenses to average net assets would have been 0.61% and 0.75% for the years ended June 30, 2010 and 2009, respectively.

(C)  Absent money market insurance, the ratio of net expenses to average net assets would have been 0.50% for the years ended June 30, 2010 and 2009.

See accompanying notes to financial statements.

Financial Highlights (Continued)

Touchstone Tax-Free Money Market Fund — Class A

Per Share Data for a Share Outstanding Throughout Each Period

	Year Ended June 30,
	2011		2010		2009		2008		2007
Net asset value at beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000
Income (loss) from investment operations:
Net investment income	0.000	(A)	0.000	(A)	0.010		0.024		0.028
Net realized gains (losses) on investments	(0.000	) (A)	0.000	(A)	0.000	(A)	(0.000	) (A)	0.000	(A)
Total from investment operations	0.000	(A)	0.000	(A)	0.010		0.024		0.028
Dividends from net investment income	(0.000	) (A)	(0.000	) (A)	(0.010)		(0.024)		(0.028)
Net asset value at end of period	$1.000		$1.000		$1.000		$1.000		$1.000
Total return	0.01%		0.03%		0.96%		2.39%		2.88%
Net assets at end of period (000's)	$16,366		$17,405		$22,418		$21,109		$16,590
Ratio of net expenses to average net assets	0.52%		0.77	% (B)	0.92	% (B)	0.89%		0.89%
Ratio of gross expenses to average net assets	1.18%		1.22%		1.18%		1.17%		1.19%
Ratio of net investment income to average net assets	0.01%		0.04%		0.94%		2.35%		2.85%

Touchstone Tax-Free Money Market Fund — Class S

Per Share Data for a Share Outstanding Throughout Each Period

	Year Ended June 30,
	2011		2010		2009		2008		2007
Net asset value at beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000
Income (loss) from investment operations:
Net investment income	0.000	(A)	0.000	(A)	0.007		0.021		0.026
Net realized gains (losses) on investments	(0.000	) (A)	0.000	(A)	0.000	(A)	(0.000	) (A)	0.000	(A)
Total from investment operations	0.000	(A)	0.000	(A)	0.007		0.021		0.026
Dividends from net investment income	(0.000	) (A)	(0.000	) (A)	(0.007)		(0.021)		(0.026)
Net asset value at end of period	$1.000		$1.000		$1.000		$1.000		$1.000
Total return	0.01%		0.01%		0.73%		2.12%		2.61%
Net assets at end of period (000's)	$30,943		$34,777		$40,902		$31,021		$82,925
Ratio of net expenses to average net assets	0.52%		0.79	% (C)	1.16	% (C)	1.15%		1.15%
Ratio of gross expenses to average net assets	1.26%		1.50%		1.54%		1.56%		1.48%
Ratio of net investment income to average net assets	0.01%		0.01%		0.69%		2.23%		2.58%

(A)  Amount rounds to less than $0.0005.

(B)  Absent money market insurance, the ratio of net expenses to average net assets would have been 0.76% and 0.89% for the years ended June 30, 2010 and 2009, respectively.

(C)  Absent money market insurance, the ratio of net expenses to average net assets would have been 0.78% and 1.13% for the years ended June 30, 2010 and 2009, respectively.

See accompanying notes to financial statements.

Notes to Financial Statements

June 30, 2011

1. Organization

The Touchstone Tax-Free Trust (the "Trust") is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company, and was organized as a Massachusetts business trust on April 13, 1981. The Trust consists of the following three funds, individually, a "Fund", and collectively, the "Funds":

Touchstone Ohio Tax-Free Bond Fund ("Ohio Tax-Free Bond Fund")
Touchstone Ohio Tax-Free Money Market Fund ("Ohio Tax-Free Money Market Fund")
Touchstone Tax-Free Money Market Fund ("Tax-Free Money Market Fund")

The Tax-Free Money Market Fund is an open-end, diversified, management investment company. The Ohio Tax-Free Bond Fund and the Ohio Tax-Free Money Market Fund are each an open-end, non-diversified, management investment company.

The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. The Funds are registered to offer different classes of shares: Class A shares, Class C shares, Class S shares and Institutional Class shares. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies, and strategies along with information on the classes of shares currently being offered.

2. Significant Accounting Policies

The following is a summary of the Funds' significant accounting policies:

Security valuation and fair value measurements — All investments in securities are recorded at their estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of June 30, 2011, for each Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund's Portfolio of Investments, which also includes a breakdown of the Fund's investments by geographic/industry concentration. The Funds did not hold any Level 3 categorized securities during the year ended or as of June 30, 2011.

During the year ended June 30, 2011, there were no significant transfers between Levels 1 and 2.

Notes to Financial Statements (Continued)

Debt securities for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value and are categorized in Level 2. Securities for which market quotations are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees and are categorized in Level 3.

New accounting pronouncements — In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and the International Financial Reporting Standards (IFRS)." ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to categorize within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the implications of ASU 2011-04 and its impact on the financial statements.

Delayed delivery transactions — The Funds may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Funds will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and take such fluctuations into account when determining net asset value. The Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Funds have sold a security on a delayed delivery basis, the Funds do not participate in future gains and losses with respect to the security.

Share valuation — The net asset value per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund's assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

The maximum offering price per share of each class of shares of the Ohio Tax-Free Money Market Fund and the Tax-Free Money Market Fund is equal to the net asset value per share. The maximum offering price per share of Class A shares of the Ohio Tax-Free Bond Fund is equal to the net asset value per share plus a sales load equal to 4.99% of the net asset value (or 4.75% of the offering price). The maximum offering price per share of Class C shares of the Ohio Tax-Free Bond Fund is equal to the net asset value per share.

The redemption price per share of each class of shares of the Funds is equal to the net asset value per share. However, Class C shares of the Ohio Tax-Free Bond Fund are subject to a contingent deferred sales load of 1.00% of the original purchase price if redeemed within a one-year period from the date of purchase.

Investment income — Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted.

Notes to Financial Statements (Continued)

Distributions to shareholders — Each Fund declares dividends daily and distributes dividends monthly. Any realized capital gains on sales of securities for each Fund, net of applicable capital loss carryforwards, are distributed to shareholders at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Allocations — Investment income earned by a Fund is allocated daily to each class of shares based on the percentage of the net asset value of settled shares of such class to the total of the net asset value of settled shares of all classes. Realized capital gains and losses and unrealized appreciation and depreciation are allocated daily to each class of shares based upon the proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measure.

Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date, which may cause the NAV as stated in the accompanying financial statements to be different than the NAV applied to Fund share transactions. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. Investment Transactions

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the year ended June 30, 2011:

Ohio Tax-Free Bond Fund
Purchases of investment securities	$14,603,999
Proceeds from sales and maturities	$19,618,576

4. Transactions with Affiliates and Other Related Parties

Certain officers of the Trust are also officers of the Advisor (Touchstone Advisors, Inc.), the Underwriter (Touchstone Securities, Inc.) and/or JPMorgan Chase Bank, N.A. ("JPMorgan") the Sub-Administrator and Transfer Agent to the Funds. The Advisor and Underwriter are each wholly owned, indirect subsidiaries of The Western and Southern Life Insurance Company ("Western-Southern").

MANAGEMENT & EXPENSE LIMITATIONS AGREEMENTS

The Advisor provides general investment supervisory services for the Funds, under terms of an Advisory Agreement. Under the Advisory Agreement, the Funds pay the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets as shown in the table below.

0.50% of the first $100 million
0.45% of the next $100 million
0.40% of the next $100 million
0.375% of such assets in excess of $300 million

Notes to Financial Statements (Continued)

Fort Washington Investment Advisors, Inc. ("Sub-Advisor") has been retained by the Advisor to manage the investments of the Funds under the terms of a Sub-Advisory Agreement. The Sub-Advisor is a wholly-owned, indirect subsidiary of Western-Southern. The Advisor, not the Funds, pays the Sub-Advisor a fee for these services.

The Advisor entered into an Expense Limitation Agreement to contractually limit operating expenses of the Funds. The maximum operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Advisor has agreed to waive advisory fees, administration fees and reimburse expenses in order to maintain expense limitations for the Funds as follows:

	Class A	Class C	Class S	Institutional Class
Ohio Tax-Free Bond Fund	0.85%	1.60%	—	—
Ohio Tax-Free Money Market Fund	0.75%	—	—	0.50%
Tax-Free Money Market Fund	0.89%	—	0.90%	—

These fee waivers and expense limitations will remain in effect until at least October 27, 2011.

During the year ended June 30, 2011, the Advisor waived investment advisory fees and administration fees and/or reimbursed expenses of the Funds as follows:

Fund	Investment Advisory Fees Waived	Administration Fees Waived	Other Operating Expenses Reimbursed
Ohio Tax-Free Bond Fund	$—	$112,120	$65,503
Ohio Tax-Free Money Market Fund	$317,781	$458,300	$229,444
Tax-Free Money Market Fund	$92,876	$93,188	$146,165

ADMINISTRATION AGREEMENT

The Advisor entered into an Administration and Accounting Services Agreement with the Trust, whereby the Advisor is responsible for supplying executive and regulatory compliance services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to, and filings with, the Securities and Exchange Commission and state securities authorities, materials for meetings of the Board of Trustees, calculating the daily net asset value per share and maintaining the financial books and records of each Fund. For its services, the Advisor receives an annual fee of 0.20% of the aggregate average daily net assets of the Trust, Touchstone Funds Group Trust, Touchstone Investment Trust (excluding Institutional Money Market Fund), and Touchstone Strategic Trust up to and including $6 billion; 0.16% of the next $4 billion of aggregate average daily net assets; and 0.12% of the aggregate average daily net assets of all such assets in excess of $10 billion. The fee is allocated among the Funds on the basis of relative daily net assets.

The Advisor has engaged JPMorgan as the Sub-Administrator to the Trust. JPMorgan provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer Agent Agreement between the Trust and JPMorgan, JPMorgan maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, JPMorgan receives a monthly fee per shareholder account from each Fund. In addition, each Fund pays JPMorgan out-of-pocket expenses including, but not limited to, postage and supplies.

Notes to Financial Statements (Continued)

For the year ended June 30, 2011, the following Funds reimbursed the Advisor for amounts paid to third parties that provide sub-transfer agency and other administrative services to the Funds. These amounts are included in transfer agent fees on the Statements of Operations:

Fund	Amount
Ohio Tax-Free Bond Fund	$5,174
Ohio Tax-Free Money Market Fund	$2,031
Tax-Free Money Market Fund	$16,114

PLANS OF DISTRIBUTION

The Trust has a Plan of Distribution (Class A Plan) under which Class A shares of all Funds may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class A Plan is 0.25% of average daily net assets attributable to such shares.

The Trust also has a Plan of Distribution (Class C Plan) under which Class C shares of the Ohio Tax-Free Bond Fund may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class C Plan is 1.00% of average daily net assets attributable to Class C shares.

The Trust also has a Plan of Distribution (Class S Plan) under which Class S shares of the Tax-Free Money Market Fund may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class S Plan is 1.00% of average daily net assets attributable to Class S shares. The Fund currently intends to limit the amount to 0.35% of average daily net assets attributable to such shares.

UNDERWRITING AGREEMENT

The Underwriter acts as exclusive agent for the distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and Underwriter, the Underwriter earned $6,309 from underwriting and broker commissions on the sale of shares of the Ohio Tax-Free Bond Fund during the year ended June 30, 2011. In addition, the Underwriter collected $166 of contingent deferred sales charges on the redemption of Class C shares of the Ohio Tax-Free Bond Fund during the year ended June 30, 2011.

COMPLIANCE SERVICES AGREEMENT

Under the terms of the Compliance Services Agreement between the Trust and JPMorgan, JPMorgan provides certain compliance services to the Trust and provides administrative support services to the Funds' Compliance Program and Chief Compliance Officer. For these services, JPMorgan receives an annual fee from each Fund.

5. Capital Share Transactions

Capital share transactions for the Ohio Tax-Free Money Market Fund and the Tax-Free Money Market Fund are identical to the dollar value of those transactions as shown in the Statements of Changes in Net Assets.

Notes to Financial Statements (Continued)

Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets for the Ohio Tax-Free Bond Fund are the result of the following capital share transactions for the periods shown:

	Ohio Tax-Free Bond Fund
	Year Ended June 30, 2011	Year Ended June 30, 2010
Class A
Shares issued	361,887	550,288
Shares reinvested	149,896	97,713
Shares redeemed	(956,200)	(600,616)
Change in shares outstanding	(444,417)	47,385
Shares outstanding, beginning of period	4,669,148	4,621,763
Shares outstanding, end of period	4,224,731	4,669,148
Class C
Shares issued	101,221	109,389
Shares reinvested	14,694	9,224
Shares redeemed	(131,950)	(99,278)
Change in shares outstanding	(16,035)	19,335
Shares outstanding, beginning of period	558,500	539,165
Shares outstanding, end of period	542,465	558,500

6. Federal Tax Information

Federal income tax — It is each Fund's policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In addition, each Fund intends to satisfy conditions which enable it to designate the interest income generated by its investment in municipal securities, which is exempt from federal income tax when received by the Fund, as exempt-interest dividends upon distribution to shareholders.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the years ended June 30, 2011 and 2010 was as follows:

	Ohio Tax-Free Bond Fund		Ohio Tax-Free Money Market Fund
	2011	2010	2011	2010
From tax exempt income	$2,008,544	$2,153,575	$25,321	$343,109
From long-term capital gains	432,836	—	3,003	—
	$2,441,380	$2,153,575	$28,324	$343,109

Notes to Financial Statements (Continued)

	Tax-Free Money Market Fund
	2011	2010
From tax exempt income	$4,662	$10,616
From long-term capital gains	—	—
	$4,662	$10,616

The following information is computed on a tax basis for each item as of June 30, 2011:

	Ohio Tax-Free Bond Fund	Ohio Tax-Free Money Market Fund	Tax-Free Money Market Fund
Tax cost of portfolio investments	$52,585,795	$195,249,631	$47,303,825
Gross unrealized appreciation	$2,059,005	$—	$—
Gross unrealized depreciation	(194,539)	—	—
Net unrealized appreciation	1,864,466	—	—
Accumulated capital and other losses	—	—	(670)
Post-October losses	—	(981)	(232)
Undistributed tax exempt income	124,914	1,368	196
Undistributed capital gains	44,017	—	—
Other temporary differences	(154,271)	(1,720)	(367)
Accumulated earnings (deficit)	$1,879,126	$(1,333)	$(1,073)

For the year ended June 30, 2011, there were no differences between the tax cost of portfolio investments and the financial statement cost.

As of June 30, 2011, the Funds had the following capital loss carryforwards for federal income tax purposes:

Fund	Amount	Expires June 30,
Tax-Free Money Market Fund	$670	2017

The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

From November 1, 2010 to June 30, 2011, the Funds shown below incurred the following net losses ("Post-October losses"). The Funds intend to elect to defer these losses and treat them as arising on July 1, 2011:

Fund	Amount
Ohio Tax-Free Money Market Fund	$981
Tax-Free Money Market Fund	$232

Certain reclassifications, the result of permanent differences between financial statement and income tax reporting requirements have been made to the components of capital. These reclassifications have no impact on the net assets or net asset value per share of the Funds and are designed to present the Funds' capital accounts on a tax basis. There were no reclassifications for the Funds for the year ended June 30, 2011.

Notes to Financial Statements (Continued)

The Funds have analyzed their tax positions taken on Federal income tax returns for all open tax years (tax years ended June 30, 2008 through 2011) and have concluded that no provision for income tax is required in their financial statements.

The Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds' fiscal year ending June 30, 2012. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each fund's pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Funds, if any, will be contained within the "Federal Tax Information" section of the financial statement notes for the fiscal year ending June 30, 2012.

7. Commitments and Contingencies

The Funds indemnify the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

8. Subsequent Events

During a meeting of the Board of Trustees held June 22, 2011, the Trustees unanimously approved a change in the Sub-Administrator and Transfer Agent to the Funds. Effective on or about December 3, 2011, Bank of New York Mellon will assume responsibility for these services.

There were no other subsequent events that necessitated recognition or disclosures.

Portfolio of Investments
Touchstone Ohio Tax-Free Bond Fund – June 30, 2011

Principal Amount		Coupon Rate	Maturity Date	Market Value
	Fixed Rate Revenue & General Obligation Bonds — 97.4%
$1,000,000	Lorain Co OH Hosp Rev Ser 2001 A (Catholic Hlth)	5.625	10/01/11	$1,013,310
500,000	Montgomery Co OH Wtr Rev Sys Ser 2002 (Greater Moraine Beaver)	5.000	11/15/11	506,965
1,000,000	Hamilton Co OH Swr Sys Rev Ser 1997 A	5.500	12/01/11	1,022,350
400,000	Warren OH Wtr Wrks Rev Ser 1997	5.500	11/01/15	423,604
575,000	Buckeye Valley OH LSD GO Ser 1995 A	6.850	12/01/15	640,866
880,000	Licking Heights OH LSD GO Ser 2000	6.400	12/01/28	1,106,653
850,000	West Chester Twp OH GO Ser 2001 Pre-refunded @ $100	5.000	11/01/11	872,211
515,000	Columbus-Polaris OH Hsg Corp Mtg Rev Ser 1979 Pre-refunded @ $100	7.400	01/01/16	625,020
500,000	Eaton OH CSD UTGO Ser 2002 Pre-refunded @ $100	5.000	12/01/12	538,015
1,085,000	West Clermont OH LSD GO Ser 2002	5.000	12/01/19	1,143,221
1,000,000	Akron OH Var Purp GO Ser 2002	5.000	12/01/23	1,039,030
250,000	OH St Higher Edl Facs Rev Ser 2003 (Xavier Univ) Pre-refunded @ $100	5.000	05/01/13	269,730
765,000	Fairfield Co OH GO Ser 2003 Pre-refunded @ $100	5.000	06/01/13	832,014
1,210,000	Cincinnati OH Tech College Rev Ser 2002	5.250	10/01/21	1,236,910
1,050,000	Harrison OH Wst Wtr Sys Rev Ser 2003	5.250	11/01/23	1,118,733
1,000,000	Toledo OH CSD GO Ser 2003 B	5.000	12/01/23	1,050,060
1,000,000	Hamilton Co OH Hosp Facs Rev Ser 2004 J (Children's Hosp Med Ctr)	5.000	05/15/24	943,220
450,000	Columbus OH TIF Rev Ser 2004 A (Polaris)	4.750	12/01/23	457,920
400,000	Springboro OH Swr Sys Rev Ser 2004	5.000	06/01/24	403,712
1,000,000	Mason OH Swr Sys Rev Ser 2004	5.000	12/01/28	979,470
1,480,000	Lakewood OH CSD Facs Impts UTGO Ser 2004 Pre-refunded @ $100	5.250	12/01/14	1,709,474
600,000	OH St Higher Edl Facs Rev Ser 2004 (Univ Dayton)	5.000	12/01/23	618,978
810,000	Big Walnut OH LSD GO Ser 2004	5.000	12/01/25	839,606
1,040,000	Franklin Co OH Hosp Rev Ser 2005 C (Children's Hosp)	5.000	05/01/25	1,059,542
865,000	Fairfield Co OH GO Ser 2005	5.000	12/01/23	925,342
2,100,000	Oregon OH CSD GO Ser 2005	5.000	12/01/27	2,185,470
750,000	Cleveland OH LTGO Ser 2005 A	5.000	10/01/17	835,275
1,000,000	Univ of Cincinnati OH Gnrl Rcpts Ser 2006 A	4.750	06/01/26	1,003,880
1,090,000	Fairborn OH CSD Facs Impts GO Ser 2006	5.000	12/01/26	1,141,677
1,500,000	Richland Co OH Hosp Facs Rev Ser 2006 (MedCentral Hlth Sys)	5.125	11/15/26	1,494,375
1,500,000	Little Miami OH LSD Facs Impts UTGO Ser 2006 Pre-refunded @ $100	5.000	12/01/16	1,790,805
1,500,000	OH St Higher Edl Facs Rev Ser 2006 (Univ Dayton)	5.000	12/01/26	1,538,565
1,185,000	Delaware OH GO Ser 2006	5.000	12/01/28	1,244,546
2,000,000	Canal Winchester OH LSD UTGO Ser 2007	4.750	12/01/24	2,071,160
1,000,000	Kings OH LSD Impt UTGO Ser 2007	5.000	12/01/26	1,055,510
1,000,000	Lakewood OH CSD Facs Impts UTGO Ser 2007	5.000	12/01/26	1,052,620
830,000	Columbus OH CSD Constr & Impts UTGO Ser 2007	5.000	12/01/28	872,239
1,300,000	Cincinnati OH Wtr Sys Rev Ser 2007 B	5.000	12/01/32	1,345,994
320,000	Brookfield OH LSD Facs Impts UTGO Ser 2008	5.000	01/15/30	328,790
1,000,000	Cleveland OH Income Tax Rev Ser 2008 B (Brdgs & Roadways)	5.000	10/01/29	1,034,070
1,500,000	Reynoldsburg OH CSD Facs Constr & Impts UTGO Ser 2008	5.250	12/01/28	1,594,605
1,000,000	OH St Higher Edl Facs Rev Ser 2008 C (Xavier Univ)	5.750	05/01/28	1,067,640
2,000,000	OH St Hosp Fac Rev Ser 2009 B (Cleveland Clinic Hlth)	5.125	01/01/28	2,071,120
650,000	Greene Co OH Hosp Facs Rev Ser 2009 (Kettering Hlth Network)	5.125	04/01/29	639,899
1,000,000	Columbus OH CSD Constr & Impts UTGO Ser 2009	4.500	12/01/29	1,003,940
1,000,000	Franklin Co OH Hosp Rev Ser 2009 (Nationwide Children's Hosp)	4.750	11/01/29	985,490
895,000	Milton Union OH Exmp Village SD Sp LTGO Ser 2009	4.875	12/01/29	914,493
1,000,000	Hamilton Co OH Rev Ser 2010	5.000	06/01/30	1,022,310
1,500,000	Cincinnati OH CSD Facs Impts LTGO Ser 2010	5.000	06/01/31	1,554,450
1,060,000	OH St EDR Enterprise Ser 2010	4.750	12/01/32	1,047,322
500,000	Butler Co Hosp Facs Rev Ser 2011	5.250	04/01/31	478,060
	Total Fixed Rate Revenue & General Obligation Bonds			$52,750,261

Touchstone Ohio Tax-Free Bond Fund (Continued)

Principal Amount		Coupon Rate	Maturity Date	Market Value
	Floating & Variable Rate Demand Notes — 3.1%
$600,000	Allen Co OH Hosp Facs Rev Ser 2008 B (LOC: JP Morgan Chase Bank)	0.040	07/01/11	$600,000
1,100,000	OH St Higher Edl Facs Rev Ser 2008 (LOC: Bank of America NA)	0.050	07/01/11	1,100,000
	Total Floating & Variable Rate Demand Notes			$1,700,000

Total Investment Securities — 100.5% (Amortized Cost $52,585,795)	$54,450,261
Liabilities in Excess of Other Assets — (0.5%)	(289,877)
Net Assets — 100.0%	$54,160,384

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying notes to financial statements.

Valuation Inputs at Reporting Date

Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$54,450,261	$—	$54,450,261

See accompanying notes to portfolios of investments and notes to financial statements.

Portfolio of Investments
Touchstone Ohio Tax-Free Money Market Fund – June 30, 2011

Principal Amount		Coupon Rate	Maturity Date	Market Value
	Fixed Rate Revenue & General Obligation Bonds — 23.3%
$140,000	Columbus OH UTGO Ser 2009 A	5.000	07/01/11	$140,000
105,000	Puerto Rico Cmnwlth UTGO Ser 2001 Pre-refunded @ $100	5.000	07/01/11	105,000
150,000	Puerto Rico Cmnwlth UTGO Ser 2001 Pre-refunded @ $100	5.125	07/01/11	150,000
125,000	Puerto Rico Cmnwlth UTGO Ser 2001 A Pre-refunded @ $100	5.125	07/01/11	125,000
100,000	Columbus OH UTGO Ser 2004	5.500	07/01/11	100,000
140,000	Columbus OH UTGO Ser 2004	5.500	07/01/11	140,000
500,000	Franklin OH Hlthcare Facs Rev Ser 2001 A (Ohio Presbyterian) Pre-refunded @ $100	7.125	07/01/11	505,000
1,300,000	Green OH LTGO BANS Ser 2010	3.500	07/07/11	1,300,598
1,180,000	Kirtland OH GO BANS Ser 2010	1.250	07/21/11	1,180,353
200,000	OH St Rev Ser 2005 C	4.000	08/01/11	200,583
300,000	OH St Higher Edl Facs Rev Ser 2004 II	5.000	08/01/11	301,116
1,515,000	Olmsted Falls OH LTGO BANS Ser 2010	1.500	08/11/11	1,515,853
1,000,000	AMP OH, Inc. Rev BANS Ser 2010 (Elec Sys)	1.750	08/11/11	1,000,393
310,000	OH St HFA Mtg Rev Ser 2008 F (Mtg Bckd Sec Prg)	3.100	09/01/11	311,284
4,250,000	Union Twp OH BANS Ser 2010	1.250	09/13/11	4,253,881
2,000,000	Cuyahoga Heights OH BANS Ser 2010	2.000	09/19/11	2,003,464
210,000	OH St Revitaliz Rev Ser 2010 A	2.000	10/01/11	210,743
250,000	OH St Bldg Auth Rev Ser 2004 B	5.000	10/01/11	252,755
675,000	OH St Bldg Auth Rev Ser 2004 C	5.000	10/01/11	682,358
1,270,000	Kent OH BANS Ser 2010	1.250	10/12/11	1,271,955
2,300,000	AMP OH, Inc. Rev BANS Ser 2010	1.500	10/27/11	2,303,728
2,500,000	Springboro OH Rev Ser 2010 (Real Estate Acq)	1.500	10/27/11	2,504,806
110,000	OH St Higher Edl Facs Rev Ser 2002 C	5.250	11/01/11	111,697
2,250,000	Deerfield Twp OH BANS Ser 2010	1.500	11/08/11	2,256,766
1,100,000	AMP OH, Inc. Rev BANS Ser 2010 (Elec Sys Impts)	1.500	11/10/11	1,100,992
1,905,000	AMP OH, Inc. Rev BANS Ser 2010 (Bowling Green)	1.500	11/22/11	1,907,630
455,000	Licking Co OH LTGO Ser 2011	1.000	12/01/11	455,565
100,000	Anthony Wayne OH LSD UTGO Ser 2011	2.000	12/01/11	100,522
100,000	Dublin OH LTGO Ser 2009 B	2.000	12/01/11	100,585
125,000	OH St Univ Gnrl Rcpts Ser 2009 A	4.000	12/01/11	126,794
200,000	OH St Wtr Dev Auth PCR Ser 2005 B	5.000	12/01/11	203,701
300,000	Cincinnati OH SD LTGO Ser 2001 (Sch Impts) Pre-refunded @ $100	5.250	12/01/11	305,707
350,000	OH St Major New Infra Proj Ser 2006	4.000	12/15/11	355,450
780,000	AMP OH, Inc. Rev BANS Ser 2011 (Brewster Village)	1.500	01/05/12	780,600
675,000	Defiance OH CSD BANS Ser 2011 (Sch Facs Cnst)	4.200	01/11/12	685,088
2,500,000	Columbia OH LSD UTGO Ser 2011	2.000	01/19/12	2,517,110
900,000	Morrow Co OH LTGO BANS Ser 2011 (Cnty Courthouse)	2.000	01/25/12	906,362
982,500	Franklin OH BANS Ser 2011	2.350	03/02/12	990,302
1,800,000	Miamisburg OH BANS Ser 2011	1.800	03/12/12	1,814,363
1,100,000	Hamilton Twp OH BANS Ser 2011	2.250	03/14/12	1,107,621
4,100,000	Butler OH Tech & Career Dev SD BANS Ser 2011	1.650	03/15/12	4,125,793
1,200,000	Springboro OH BANS Ser 2011	1.500	04/05/12	1,204,522
1,020,000	Middletown OH CSD BANS Ser 2011	2.350	05/31/12	1,032,473
700,000	Univ Cincinnati OH Gnrl Rcpts Ser 2011 C	2.000	06/01/12	707,323
2,000,000	Lake Co OH BANS Ser 2011	1.500	06/28/12	2,011,795
	Total Fixed Rate Revenue & General Obligation Bonds			$45,467,631
	Floating & Variable Rate Demand Notes — 76.6%
6,700,000	Allen Co OH Hosp Facs Rev Ser 2010 C (Catholic Hlthcare) (LOC: Bank of Nova Scotia)	0.030	07/01/11	6,700,000
7,470,000	Cuyahoga Co OH Rev Ser 2004 B1 (Cleveland Clinic) (SPA: JP Morgan Chase Bank)	0.030	07/01/11	7,470,000

Touchstone Ohio Tax-Free Money Market Fund (Continued)

Principal Amount		Coupon Rate	Maturity Date	Market Value
	Floating & Variable Rate Demand Notes — 76.6% (Continued)
$2,300,000	OH St Wtr Dev Auth PCR Ser 2006 B (FirstEnergy Gen Corp) (LOC: UBS AG)	0.030	07/01/11	$2,300,000
1,920,000	OH St Wtr Dev Auth PCR Facs Rev Ser 2006 (FirstEnergy Nuclear) (LOC: Wells Fargo Bank NA)	0.030	07/01/11	1,920,000
1,660,000	Allen Co OH Hosp Facs Rev Ser 2008 A (LOC: Bank of America NA)	0.040	07/01/11	1,660,000
6,545,000	OH St Higher Edl Facs Rev Ser 2002 A (Case Western)	0.060	07/01/11	6,545,000
1,195,000	OH St Higher Edl Facs Rev Ser 2002 (Case Western)	0.060	07/01/11	1,195,000
750,000	OH St Higher Edl Facs Rev Ser 2002 (Kenyon College) Pre-refunded @ $100	4.500	07/01/11	750,000
1,500,000	OH St Air Quality Dev Auth Rev Ser 2009 B (OH Valley Elec Corp) (LOC: Bank of Nova Scotia)	0.040	07/07/11	1,500,000
5,000,000	OH St Univ Rev Ser 2010 E	0.040	07/07/11	5,000,000
7,610,000	Columbus OH UTGO Ser 2006 (San Swr)	0.050	07/07/11	7,610,000
300,000	Columbus OH UTGO Ser 1995	0.050	07/07/11	300,000
7,500,000	OH St Infra Impt UTGO Ser 2001 B	0.050	07/07/11	7,500,000
500,000	OH St Univ Gnrl Rcpts Ser 2005 B	0.050	07/07/11	500,000
2,675,000	Franklin Co OH Rev Ser 1996 A (US Health Corp) (LOC: US Bank NA)	0.060	07/07/11	2,675,000
305,000	Franklin Co OH Rev Ser 1996 C (US Health Corp) (LOC: US Bank NA)	0.060	07/07/11	305,000
3,000,000	OH St Air Quality Dev Auth Rev Ser 2009 A (OH Valley Elec Corp) (LOC: Bank of Nova Scotia)	0.060	07/07/11	3,000,000
250,000	OH St Higher Edl Facs Rev Ser 2000 (Xavier Univ) (LOC: US Bank NA)	0.060	07/07/11	250,000
3,835,000	OH St Univ Gnrl Rcpts Ser 2008 B	0.060	07/07/11	3,835,000
2,000,000	OH St Wtr Dev Auth Rev Ser 2001 (Multi-Modal Wtr Dev Timken) (LOC: Northern Trust Company)	0.060	07/07/11	2,000,000
1,000,000	Cleveland-Cuyahoga Co OH Port Auth Rev Ser 2007 (LOC: JP Morgan Chase Bank)	0.070	07/07/11	1,000,000
800,000	Hamilton Co OH Hosp Facs Rev Ser 2007 M (Children's Hosp Med Ctr) (LOC: JP Morgan Chase Bank)	0.070	07/07/11	800,000
1,045,000	Salem OH Hosp Rev Ser 2005 (Salem Cmmnty) (LOC: JP Morgan Chase Bank)	0.070	07/07/11	1,045,000
9,000,000	Akron Bath Copley OH Jt Twp Hosp Dist Rev Ser 2002 (Summner) (LOC: KBC Bank NV)	0.080	07/07/11	9,000,000
500,000	Cleveland-Cuyahoga Co Port Auth Rev Ser 2003 (Carnegie/96th Resh Bldg) (LOC: PNC Bank NA)	0.080	07/07/11	500,000
2,000,000	Franklin OH Hlthcare Facs Rev Ser 2006 A (Ohio Presbyterian) (LOC - PNC Bank NA)	0.080	07/07/11	2,000,000
4,600,000	OH St Air Quality Dev Auth Rev Ser 2009 C (OH Valley Elec Corp) (LOC: Bank of Tokyo-Mitsubishi UFJ)	0.080	07/07/11	4,600,000
1,400,000	Butler Co OH Cap Fdg Rev CCAO Ser 2005 A (LOC: US Bank NA)	0.090	07/07/11	1,400,000
1,770,000	Columbus OH Regl Arpt Auth Rev Ser 2005 (OASBO Expaned Asset) (LOC: US Bank NA)	0.090	07/07/11	1,770,000
700,000	Columbus OH Regl Arpt Auth Rev Ser 2004 A (OASBO) (LOC: US Bank NA)	0.090	07/07/11	700,000
100,000	Columbus OH Regl Arpt Auth Rev Ser 2004 A (Pooled Fing Prog) (LOC: US Bank NA)	0.090	07/07/11	100,000
3,330,000	Hamilton Co OH Hlthcare Facs Rev Ser 2008 (Children's Home) (LOC: US Bank NA)	0.090	07/07/11	3,330,000
2,160,000	Hamilton Co OH Hosp Facs Rev Ser 2002 (Children's Hosp Med Ctr) (LOC: US Bank NA)	0.090	07/07/11	2,160,000
1,490,000	Hamilton Co OH Hosp Facs Rev Ser 1999 A (Drake Ctr Inc) (LOC: US Bank NA)	0.090	07/07/11	1,490,000
8,000,000	Kent St Univ OH Gnrl Rcpts Ser 2008 B (LOC: Bank of America NA)	0.090	07/07/11	8,000,000
4,905,000	Lancaster OH Port Auth Gas Rev Ser 2008 (SPA: Royal Bank of Canada)	0.090	07/07/11	4,905,000
300,000	Centerville OH Hlthcare Rev Ser 2007 B (Bethany Lutheran Village) (LOC: National City Bank)	0.100	07/07/11	300,000
7,600,000	OH St HFA Mtg Rev Ser 2010 C (Mtg Bckd Sec Prg)	0.100	07/07/11	7,600,000
550,000	OH St Higher Edl Facs Rev Ser 2007 (Marietta College Proj) (LOC: JP Morgan Chase Bank)	0.100	07/07/11	550,000

Touchstone Ohio Tax-Free Money Market Fund (Continued)

Principal Amount		Coupon Rate	Maturity Date	Market Value
	Floating & Variable Rate Demand Notes — 76.6% (Continued)
$2,855,000	OH St Higher Edl Facs Rev Ser 2008 (Otterbein College) (LOC: JP Morgan Chase Bank)	0.100	07/07/11	$2,855,000
3,150,000	Richland Co OH Hlthcare Facs Rev Ser 2004 B (Wesleyan) (LOC: JP Morgan Chase Bank)	0.100	07/07/11	3,150,000
1,450,000	Butler Co OH Healthcare Rev Ser 2004 (Colonial Sr Svcs Inc) (LOC: US Bank NA)	0.110	07/07/11	1,450,000
2,000,000	Hamilton Co OH EDR Ser 2003 (LOC: PNC Bank NA)	0.110	07/07/11	2,000,000
950,000	Hamilton Co OH Hosp Facs Rev Ser 1997 (Beechwood Home) (LOC: PNC Bank NA)	0.110	07/07/11	950,000
4,800,000	Wood Co OH Hosp Facs Rev Ser 2008 (Hosp Assn) (LOC: JP Morgan Chase Bank)	0.110	07/07/11	4,800,000
340,000	Cambridge OH Hosp Facs Rev Ser 1996 (Southeastern Regl Med Ctr) (LOC: National City Bank)	0.130	07/07/11	340,000
2,030,000	Cambridge OH Hosp Facs Rev Ser 2002 (Southeastern Regl Med Ctr) (LOC: PNC Bank NA)	0.130	07/07/11	2,030,000
1,765,000	Carroll Co OH Hlthcare Facs Rev Ser 2000 (St Johns Village) (LOC: National City Bank)	0.130	07/07/11	1,765,000
2,750,000	Columbiana Co OH Rev Ser 2002 (East Liverpool Area) (LOC: PNC Bank NA)	0.130	07/07/11	2,750,000
1,020,000	Summit Co OH Rev Ser 2004 (Neighborhood Dev Corp) (LOC: PNC Bank NA)	0.130	07/07/11	1,020,000
1,095,000	Summit OH Hlthcare Facs Rev Ser 2005 (Village at St Edward) (LOC: PNC Bank NA)	0.130	07/07/11	1,095,000
3,500,000	Butler Co OH Port Auth EDR Ser 2007 (Great Miami Vy) (LOC: JP Morgan Chase Bank)	0.140	07/07/11	3,500,000
960,000	Hamilton Co OH EDR Ser 1997 (The General Prostestant) (LOC: PNC Bank NA)	0.160	07/07/11	960,000
580,000	Cuyahoga Co OH EDR Rev Ser 2002 (North Coast Cmnty Homes) (LOC: National City Bank)	0.180	07/07/11	580,000
1,847,000	Hamilton OH MFH Rev Ser 1998 B (Affordable Housing) (LOC: FHLB)	0.180	07/07/11	1,847,000
955,000	Stark Co OH Port Auth Hlthcare Facs Rev Ser 2002 (Canton Sch) (LOC: National City Bank)	0.180	07/07/11	955,000
550,000	Port Gtr Cincinnati OH Dev Auth Rev Ser 2006 (Cincinnati Zoo) (LOC: US Bank NA)	0.200	07/07/11	550,000
2,860,000	Port Gtr Cincinnati OH Dev Auth Rev Ser 2003 (Cincinnati Zoo) (LOC: US Bank NA)	0.200	07/07/11	2,860,000
60,000	Coshocton Co OH Hosp Facs Rev Ser 1999 (Echoing Hills Village) (LOC: Bank One Columbus NA)	0.470	07/07/11	60,000
	Total Floating & Variable Rate Demand Notes			$149,782,000

Total Investment Securities — 99.9% (Amortized Cost $195,249,631)	$195,249,631
Other Assets in Excess of Liabilities — 0.1%	154,732
Net Assets — 100.0%	$195,404,363

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying notes to financial statements.

Valuation Inputs at Reporting Date

Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$195,249,631	$—	$195,249,631

See accompanying notes to portfolios of investments and notes to financial statements.

Portfolio of Investments
Touchstone Tax-Free Money Market Fund – June 30, 2011

Principal Amount		Coupon Rate	Maturity Date	Market Value
	Fixed Rate Revenue & General Obligation Bonds — 25.8%
$100,000	Maricopa Co AZ SD 69 UTGO Ser 2004 E Pre-refunded @ $100	4.000	07/01/11	$102,000
100,000	IA St Univ of Science & Technology Rev Ser 2000 S Pre-refunded @ $100	4.900	07/01/11	100,000
125,000	CT St Hlth & Edl Facs Auth Rev Ser 2001 D (Loomis Chaffee) Pre-refunded @ $100	5.000	07/01/11	126,250
105,000	FL St Brd of Ed Lottery Rev Ser 2008 A	5.000	07/01/11	105,000
150,000	WA St UTGO Ser 2001 A Pre-refunded @ $100	5.000	07/01/11	150,000
100,000	Arlington Co VA IDA Hosp Facs Rev Ser 2001 (Arlington Hlth Sys) Pre-refunded @ $100	5.500	07/01/11	101,000
370,000	NH St Health & Edl Facs Auth Rev Ser 2001 (Univ Sys) Pre-refunded @ $100	5.500	07/01/11	373,700
100,000	Portland OR Intl Arpt Rev Ser 2001 D	5.500	07/01/11	101,000
100,000	Detroit MI Wtr Suppy Sys Rev	5.750	07/01/11	101,000
140,000	Atlanta GA Rapid Tran Auth Rev Ser 1983 D Pre-refunded @ $100	7.000	07/01/11	140,000
100,000	Sussex Co NJ UTGO Ser 2004	3.625	07/15/11	100,113
100,000	Woodbridge Twp NJ Brd of Ed UTGO Ser 2004 (Sch Impts)	4.125	07/15/11	100,133
100,000	South Madison IN Comm Sch Bldg Corp Rev Ser 2001 (1st Mtg) Pre-refunded @ $100	4.750	07/15/11	100,160
215,000	Branchburg Twp Brd of Ed UTGO Ser 2001 Pre-refunded @ $100	5.000	07/15/11	215,384
100,000	OH St Rev Ser 2004 II (Parks & Rec Facs)	3.200	08/01/11	100,215
100,000	Huntington Beach City SD UTGO Ser 2002 A Pre-refunded @ $100	4.000	08/01/11	100,287
115,000	Norwalk-La Mirada CA Uni SD UTGO Ser 2005 Pre-refunded @ $100	4.000	08/01/11	115,330
100,000	OH St Rev Ser 2005 C	4.000	08/01/11	100,297
175,000	Boston MA UTGO Ser 2001 Pre-refunded @ $100	5.000	08/01/11	175,658
100,000	New York NY UTGO Ser 2005 P	5.000	08/01/11	100,370
100,000	VA St Pub Sch Auth Rev Ser 2001 B	5.000	08/01/11	101,376
200,000	Mcguffey SCD UTGO Ser 2001 Pre-refunded @ $100	5.125	08/01/11	200,788
230,000	HI St UTGO Ser 2001 CV Pre-refunded @ $100	5.375	08/01/11	230,930
190,000	Terrell TX Indpt SCD UTGO Ser 2001 Pre-refunded @ $100	5.500	08/01/11	190,794
125,000	Buckhannon VA College Fac Rev Ser 2001 Pre-refunded @ $100	5.650	08/01/11	128,028
731,000	Olmsted Falls OH BANS Ser 2010 (Fire Station Impts)	1.500	08/11/11	731,412
642,000	AMP OH, Inc. Rev BANS Ser 2010 (Elec Sys)	1.750	08/11/11	642,252
100,000	Dallas TX Indpt SCD LTGO Ser 2001 Pre-refunded @ $100	4.000	08/15/11	100,417
100,000	Seymour CT UTGO Ser 2005 Pre-refunded @ $100	4.250	08/15/11	100,446
100,000	Franklin Twp Somerset Co SD Ser 2001 Pre-refunded @ $100	4.300	08/15/11	100,474
100,000	Harris Co TX LTGO Ser 2001 Pre-refunded @ $100	5.000	08/15/11	100,537
100,000	Keller TX ISD UTGO Ser 2001 Pre-refunded @ $100	5.250	08/15/11	100,570
150,000	Warwick PA SD UTGO Ser 2001 Pre-refunded @ $100	5.250	08/15/11	150,862
100,000	Mobile AL UTGO Ser 2002 Pre-refunded @ $100	5.500	08/15/11	102,606
100,000	OH St UTGO Ser 2007 A (Conservation)	4.000	09/01/11	100,489
100,000	Racine WI Wtr Wks Rev Ser 2001 Pre-refunded @ $100	4.350	09/01/11	100,663
135,000	Lincoln NE Elec Sys Rev Ser 2001 Pre-refunded @ $100	5.000	09/01/11	136,016
100,000	Sienna Plantation TX Levee Impts UTGO Ser 2004 Pre-refunded @ $100	5.400	09/01/11	100,803
100,000	Palmadale CA Single Family Mtg Rev Ser 1988 A Pre-refunded @ $100	8.000	09/01/11	101,265
500,000	Union Twp OH BANS Ser 2010	1.250	09/13/11	500,502
100,000	OH St UTGO Ser 2006 A	3.500	09/15/11	100,628
500,000	Cuyahoga Heights OH BANS Ser 2010	2.000	09/19/11	500,866
300,000	Metrowest MA Regl Tran Auth RANS Ser 2010	1.500	09/29/11	300,366
250,000	Volusia Co FL Sales Tax Rev Ser 2008	3.000	10/01/11	251,317
190,000	AL HFA Rev Ser 2007	3.850	10/01/11	191,349
110,000	NY St Twy Auth Rev Ser 2001 B Pre-refunded @ $100	4.200	10/01/11	110,996
100,000	PA St Pub Sch Bldg Auth Ser 2001 Pre-refunded @ $100	4.200	10/01/11	100,888
100,000	CT St Spl Tax Rev Ser 2001 A Pre-refunded @ $100	4.300	10/01/11	100,965
100,000	MS St UTGO Ser 2008 A	5.000	10/01/11	100,963

Touchstone Tax-Free Money Market Fund (Continued)

Principal Amount		Coupon Rate	Maturity Date	Market Value
	Fixed Rate Revenue & General Obligation Bonds — 25.8% (Continued)
$200,000	OH St Bldg Auth Rev Ser 2004	5.000	10/01/11	$202,208
100,000	OH St Bldg Auth Rev Ser 2005	5.000	10/01/11	101,093
175,000	SC St Transn Infrastr Bank Rev Ser 2001 A Pre-refunded @ $100	5.125	10/01/11	176,987
150,000	MI St Bldg Auth Rev Ser 2002 Pre-refunded @ $100	5.250	10/01/11	151,753
175,000	NC Med Care Commn Hlth Sys Rev Ser 2001 Pre-refunded @ $100	5.250	10/01/11	178,851
130,000	Ocala FL Wtr & Swr Rev Ser 2001 Pre-refunded @ $100	5.250	10/01/11	132,846
100,000	Seminole Co FL Sales Tax Rev Ser 2001 Pre-refunded @ $100	5.375	10/01/11	102,192
150,000	OH St Bldg Auth Rev Ser 2001	5.500	10/01/11	151,895
300,000	MI St Bldg Auth Rev Ser 2001 II Pre-refunded @ $100	5.500	10/15/11	304,274
100,000	MS St UTGO Ser 2001 Pre-refunded @ $100	5.125	11/01/11	101,502
100,000	KY St Ppty & Bldgs Commn Rev Ser 2001 Pre-refunded @ $100	5.250	11/01/11	101,592
200,000	UT Co Mun Bldg Auth. Rev Ser 2001 Pre-refunded @ $100	5.500	11/01/11	203,224
250,000	AMP OH, Inc. Rev BANS Ser 2010 (Elec Sys Impts)	1.500	11/10/11	250,225
300,000	MA St LTGO Ser 2001 C Pre-refunded @ $100	5.375	12/01/11	305,971
500,000	Columbia OH LSD UTGO Ser 2011	2.000	01/19/12	503,422
100,000	Dorchester Co SCD UTGO Ser 2010	3.000	03/01/12	101,559
150,000	MA St LTGO Ser 2002 B Pre-refunded @ $100	5.500	03/01/12	154,864
200,000	Hamilton Twp OH BANS Ser 2011	2.250	03/14/12	201,386
400,000	Butler OH Tech & Career Dev SD BANS Ser 2011	1.650	03/15/12	402,516
	Total Fixed Rate Revenue & General Obligation Bonds			$12,215,825
	Floating & Variable Rate Demand Notes — 74.2%
1,000,000	MS Business Finance Corp. Rev Ser 2009 A	0.020	07/01/11	1,000,000
1,100,000	Cuyahoga Co OH Rev Ser 2004 B3 (Cleveland Clinic) (SPA: Bank of America NA)	0.030	07/01/11	1,100,000
1,200,000	OH St Wtr Dev Auth PCR Ser 2006 (FirstEnergy Gen Corp) (LOC: UBS AG)	0.030	07/01/11	1,200,000
600,000	Polk Co FL Sch Brd COP Ser 2009 B (LOC: Wells Fargo Bank NA)	0.030	07/01/11	600,000
870,000	VT St Edl & Hlth Bldgs Fin Agy Rev Ser 2007 (North Co Hosp) (LOC: TD Bank NA)	0.030	07/01/11	870,000
1,000,000	VT St Edl & Hlth Bldgs Fin Agy Rev Ser 2008 (Brattleboro Mem Hosp) (LOC: TD Bank NA)	0.030	07/01/11	1,000,000
1,000,000	Allen Co OH Hosp Facs Rev Ser 2008 B (Catholic Hlthcare) (LOC: JP Morgan Chase Bank)	0.040	07/01/11	1,000,000
300,000	Allen Co OH Hosp Facs Rev Ser 2008 A (LOC: Bank of America NA)	0.040	07/01/11	300,000
400,000	Jacksonville FL Health Auth Hosp Facs Rev Ser 2003 A (LOC: Bank of America NA)	0.040	07/01/11	400,000
800,000	Colorado Edl & Cultural Facs Auth Rev Ser 2008 (Natl Jewish Fed) (LOC: Bank of America NA)	0.060	07/01/11	800,000
500,000	OH St Higher Edl Facs Rev Ser 2002 (Case Western)	0.060	07/01/11	500,000
1,200,000	West Valley UT IDR Ser 1987 (Johnson Matthey Inc) (LOC: HSBC Bank USA NA)	0.060	07/01/11	1,200,000
900,000	Grand Forks Health Care Facs Rev Ser 1996 (LOC: LaSalle Bank NA)	0.110	07/01/11	900,000
750,000	Lawrenceburg IN PCR Ser 2008 (MI Power Co) (LOC: Bank of Nova Scotia)	0.060	07/07/11	750,000
1,320,000	San Bernadino Co CA Rev Ser 2004 A	0.060	07/07/11	1,320,000
700,000	Cleveland-Cuyahoga Co OH Port Auth Rev Ser 2007 (LOC: JP Morgan Chase Bank)	0.070	07/07/11	700,000
705,000	Indianapolis IN MFH Rev LTGO Ser 2004 (Nora Commons) (LOC: FHLB)	0.090	07/07/11	705,000
965,000	MA St Dev Fin Agy Rev Ser 2008 A (Seven Hills Fndtn) (LOC: TD Bank NA)	0.090	07/07/11	965,000
1,000,000	IL St Fin Auth Rev Ser 2008 (Lake Forest College) (LOC: Northern Trust Co)	0.100	07/07/11	1,000,000
1,050,000	Palm Beach Co FL Rev Ser 2003 (Henry Morrison Flagler) (LOC: Northern Trust Co)	0.100	07/07/11	1,050,000
1,000,000	Broward Co FL HFA MFH Rev Ser 1999 (Reflections Apts)	0.110	07/07/11	1,000,000
700,000	Hamilton Co OH Hosp Facs Rev Ser 1997 (Beechwood Home) (LOC: US Bank NA)	0.110	07/07/11	700,000
305,000	Volusia Co FL HFA Rev Ser 2002 (Anatole Apts) (LIQ: FNMA)	0.110	07/07/11	305,000
1,150,000	Dayton KY TIF & Spl Assmt Ser 2008 (Belmont Lake) (LOC: Bank of America NA)	0.130	07/07/11	1,150,000

Touchstone Tax-Free Money Market Fund (Continued)

Principal Amount		Coupon Rate	Maturity Date	Market Value
	Floating & Variable Rate Demand Notes — 74.2% (Continued)
$500,000	Abag Fin Auth. for Nonprofit Corp., Rev Ser 2002 A	0.140	07/07/11	$500,000
1,000,000	WA St HFC MFH Rev Ser 2007 (Clark Island)	0.140	07/07/11	1,000,000
100,000	MO St Hlth & Edl Facs Auth Rev Ser 2006 (St John Vianney HS) (LOC: Bank of America NA)	0.160	07/07/11	100,000
1,445,000	Saint Charles Co MO IDA Rev Ser 2002 (Patriot Machine Inc) (LOC: US Bank NA)	0.170	07/07/11	1,445,000
1,725,000	Summit Co OH IDR Ser 1999 (Comunale Inc) (LOC: National City Bank)	0.170	07/07/11	1,725,000
360,000	Lucas Co OH Hosp Rev Ser 1999 (Sunshine Inc Northwest OH) (LOC: PNC Bank NA)	0.180	07/07/11	360,000
1,248,000	Orange Co FL IDA Rev Ser 2005 (Trinity Prep Sch Inc) (LOC: Wells Fargo Bank NA)	0.180	07/07/11	1,248,000
1,075,000	IA Fin Auth SBD Rev Ser 2003 (Terrace Ctr Assoc LP) (LOC: Wells Fargo Bank NA)	0.190	07/07/11	1,075,000
560,000	Springfield MO IDA Rev Ser 2010 (LOC: Guaranty Bank)	0.210	07/07/11	560,000
1,815,000	Lexington-Fayette Co KY Govt IBR Ser 2006 (Eastland Pkwy) (LOC: Traditional Bank Inc)	0.240	07/07/11	1,815,000
1,300,000	St Charles Co MO IDA Rev Ser 2003 A (National Cart) (LOC: US Bank NA)	0.260	07/07/11	1,300,000
500,000	Hailey ID IDC Rev Ser 2006 (Rocky Mountain Hardware) (LOC: Wells Fargo Bank NA)	0.280	07/07/11	500,000
600,000	Lexington-Fayette Co KY Govt IBR Ser 2006 (Liberty Ridge) (LOC: Traditional Bank Inc)	0.340	07/07/11	600,000
290,000	Lancaster NE IDR Ser 2000 (Garner Inds) (LOC: Wells Fargo Bank NA)	0.380	07/07/11	290,000
100,000	CA Statewide CDA Rev Ser 2001 A (American Modular Sys) (LOC: Bank of the West)	0.400	07/07/11	100,000
305,000	Hillsborough Co FL IDR Ser 1996 (Vigo Importing Co) (LOC: Bank of America NA)	0.470	07/07/11	305,000
300,000	York Co SC Rev Ser 2008 B-3 (SPA: National Rural Utilities Finance)	1.000	09/01/11	300,000
1,000,000	Chatom AL IDB Gulf Opp Zone Ser 2008 (Powersouth Energy Coop) (SPA: National Rural Utilities Finance)	1.000	11/15/11	1,000,000
350,000	Monroe Co NY IDA Rev Ser 1986 (Natl Dev Council) (LOC: HSBC Bank USA NA)	3.500	06/15/12	350,000
	Total Floating & Variable Rate Demand Notes			$35,088,000

Total Investment Securities — 100.0% (Amortized Cost $47,303,825)	$47,303,825
Other Assets in Excess of Liabilities — 0.0%	5,613
Net Assets — 100.0%	$47,309,438

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying notes to financial statements.

Valuation Inputs at Reporting Date

Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$47,303,825	$—	$47,303,825

See accompanying notes to portfolios of investments and notes to financial statements.

Notes to Portfolios of Investments

June 30, 2011

Floating and variable rate demand notes ("put bonds") earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The maturity dates shown in the Portfolio of Investments are the next reset dates. The interest rates shown in the Portfolio of Investments are the coupon rates in effect at June 30, 2011.

Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

Bonds denoted as prerefunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated in the Portfolio of Investments are the stipulated prerefunded dates.

Portfolio Abbreviations:

BANS – Bond Anticipation Notes

CCAO – County Commissioner's Association of Ohio

CDA – Community Development Authority

COP – Certificates of Participation

CSD – City School District

EDR – Economic Development Revenue

FHLB – Federal Home Loan Bank

FNMA – Federal National Mortgage Association

GO – General Obligation

HFA – Housing Finance Authority/Agency

HFC – Household Finance Corporation

IBR – Industrial Building Revenue

IDA – Industrial Development Authority/Agency

IDB – Industrial Development Board

IDC – Industrial Development Corporation

IDR – Industrial Development Revenue

ISD – Independent School District

LIQ – Liquidity Facility

LOC – Letter of Credit

LSD – Local School District

LTGO – Limited Tax General Obligation

MFH – Multi-Family Housing

OASBO – Ohio Association of School Business Officials

PCR – Pollution Control Revenue

RANS – Revenue Anticipation Notes

SBD – Small Business Development

SCD – Soil Conservation District

SD – School District

SPA – Stand-by Purchase Agreement

TIF – Tax Increment Financing

UTGO – Unlimited Tax General Obligation

Portfolio Composition (Unaudited)

June 30, 2011

As of June 30, 2011, the Touchstone Ohio Tax-Free Bond Fund and the Touchstone Ohio Tax-Free Money Market Fund were invested exclusively in debt obligations by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the interest from which is exempt from Ohio personal income tax. As of June 30, 2011, 25.7% of the portfolio securities of the Touchstone Tax-Free Money Market Fund were concentrated in the State of Ohio, 11.6% in the State of Florida, 7.8% in the State of Kentucky and 7.2% in the State of Missouri.

The Touchstone Ohio Tax-Free Bond Fund and the Touchstone Ohio Tax-Free Money Market Fund are each non-diversified Funds under the Investment Company Act of 1940. Thus, investments may be concentrated in fewer issuers than those of a diversified fund. As of June 30, 2011, there were no concentrations of investments (10% or greater) in any one issuer.

The Touchstone Ohio Tax-Free Money Market Fund and the Touchstone Tax-Free Money Market Fund each invest in municipal securities maturing in 13 months or less and having a short-term rating in one of the top two ratings categories by at least two nationally recognized statistical rating agencies (or by one such agency if a security is rated by only that agency) or, if unrated, are determined by the Advisor, under the supervision of the Board of Trustees, to be of comparable quality.

The concentration of investments for each Fund as of June 30, 2011, classified by security type, was as follows:

	Ohio Tax-Free Bond Fund	Ohio Tax-Free Money Market Fund	Tax-Free Money Market Fund
General Obligations	43.0%	17.4%	7.8%
Prerefunded/Escrowed to Maturity	10.7%	1.0%	13.4%
Variable Rate Demand Notes	—	76.2%	70.4%
Adjustable Rate Put Bonds	—	—	3.5%
Fixed Rate Revenue Bonds	46.3%	5.4%	4.9%
Total Investments	100.0%	100.0%	100.0%

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Touchstone Tax-Free Trust

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Touchstone Tax-Free Trust, comprised of the Touchstone Ohio Tax-Free Bond Fund, Touchstone Ohio Tax-Free Money Market Fund, and Touchstone Tax-Free Money Market Fund (the "Funds"), as of June 30, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2011, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds comprising the Touchstone Tax-Free Trust at June 30, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years then ended, and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Cincinnati, Ohio
August 25, 2011

Other Items (Unaudited)

Supplemental Tax Information

The information set forth below is for each Fund's fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

The funds below designate the following amounts as capital gain dividends paid during the fiscal year.

Touchstone Ohio Tax-Free Bond Fund	$432,836
Touchstone Ohio Tax-Free Money Market Fund	$3,003

Of the dividends paid from net investment income during the fiscal year, the following percentages were designated as exempt interest dividends for federal income tax purposes.

Exempt Interest Dividends
Touchstone Ohio Tax-Free Bond Fund	100%
Touchstone Ohio Tax-Free Money Market Fund	100%
Touchstone Tax-Free Money Market Fund	100%

Proxy Voting Disclosure

The Sub-Advisor is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisor uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available without charge upon request by calling toll free 1.800.543.0407. These items are also available on the Securities and Exchange Commission's website at http://www.sec.gov.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission's website; (ii) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling 1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 through June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value

Other Items (Continued)

divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six Months Ended June 30, 2011" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Net Expense Ratio Annualized June 30, 2011	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During the Six Months Ended June 30, 2011*
Touchstone Ohio Tax-Free Bond Fund
Class A Actual	0.85%	$1,000.00	$1,038.90	$4.30
Class A Hypothetical	0.85%	$1,000.00	$1,020.58	$4.26
Class C Actual	1.60%	$1,000.00	$1,035.00	$8.07
Class C Hypothetical	1.60%	$1,000.00	$1,016.86	$8.00
Touchstone Ohio Tax-Free Money Market Fund
Class A Actual	0.33%	$1,000.00	$1,000.10	$1.64
Class A Hypothetical	0.33%	$1,000.00	$1,023.16	$1.66
Institutional Class Actual	0.33%	$1,000.00	$1,000.10	$1.64
Institutional Class Hypothetical	0.33%	$1,000.00	$1,023.16	$1.66
Touchstone Tax-Free Money Market Fund
Class A Actual	0.47%	$1,000.00	$1,000.10	$2.33
Class A Hypothetical	0.47%	$1,000.00	$1,022.46	$2.36
Class S Actual	0.47%	$1,000.00	$1,000.10	$2.33
Class S Hypothetical	0.47%	$1,000.00	$1,022.46	$2.36

*  Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365 [or 366]] (to reflect one-half year period).

Management of the Trust (Unaudited)

Listed below is basic information regarding the Trustees and principal officers of the Trust. The Trust's Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1.800.543.0407.

Interested Trustees1:

Name Address Age	Position(s) Held with Trust	Term of Office[2] And Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen in the Touchstone Fund Complex[3]	Other Directorships Held[4]
Jill T. McGruder Touchstone Advisors, Inc 303 Broadway Cincinnati, OH Year of Birth: 1955	Trustee and President	Until retirement at age 75 or until she resigns or is removed Trustee since 1999	President and CEO of IFS Financial Services, Inc. (a holding company).	42	Director of LaRosa's (a restaurant chain), Capital Analysts Incorporated (an investment advisor and broker-dealer), IFS Financial Services, Inc. (a holding company), Integrity and National Integrity Life Insurance Co., Touchstone Securities (the Trust's distributor), Touchstone Advisors (the Trust's investment advisor and administrator) and W&S Financial Group Distributors (a distribution company).

Independent Trustees:

Phillip R. Cox 105 East Fourth Street Cincinnati, OH Year of Birth: 1947	Trustee	Until retirement at age 75 or until he resigns or is removed Trustee since 1999	President and Chief Executive Officer of Cox Financial Corp. (a financial services company).	42	Director of Cincinnati Bell (a communications company), Bethesda Inc. (a hospital), Timken Co. (a manufacturing company), Diebold (a technology solutions company), and Ohio Business Alliance for Higher Education. Director of Duke Energy from 1994-2008.

H. Jerome Lerner c/o Touchstone Advisors, Inc. 303 Broadway Cincinnati, OH Year of Birth: 1938	Trustee	Until retirement at age 75 or until he resigns or is removed Trustee since 1989	Principal of HJL Enterprises (a privately held investment company).	42	None

Management of the Trust (Continued)

Independent Trustees (Continued):

Name Address Age	Position(s) Held with Trust	Term of Office[2] And Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen in the Touchstone Fund Complex[3]	Other Directorships Held[4]
Donald C. Siekmann c/o Touchstone Advisors, Inc. 303 Broadway Cincinnati, OH Year of Birth: 1938	Trustee	Until retirement at age 75 or until he resigns or is removed Trustee since 2005	Executive for Duro Bag Manufacturing Co. (a bag manufacturer) from 2002-2008.	42	None

John P. Zanotti c/o Touchstone Advisors, Inc. 303 Broadway Cincinnati, OH Year of Birth: 1948	Trustee	Until retirement at age 75 or until he resigns or is removed Trustee since 2002	CEO, Chairman and Director of Avaton, Inc. (a wireless entertainment company) until 2006. President of Cincinnati Biomedical (a life science and economic development company) from 2003-2007. Chairman of Integrated Media Technologies (a media company)	42	Director of Q Med (a health care management company) from 2004-2007.

Susan J. Hickenlooper c/o Touchstone Advisors, Inc. 303 Broadway Cincinnati, OH Year of Birth: 1946	Trustee	Until retirement at age 75 or until he resigns or is removed Trustee since 2009	Trustee of Episcopal Retirement Homes Foundation	42	Trustee of Gateway Trust from 2006-2008, Trustee of Cincinnati Parks Foundation (a charitable organization).

1  Ms. McGruder, as a director of the Advisor and the Trust's Distributor, and an officer of affiliates of the Advisor and the Trust's Distributor, is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

2  Each Trustee is elected to serve until the age of 75 or until he or she sooner resigns or is removed.

3  The Touchstone Fund Complex consists of 3 series of the Trust, 19 series of Touchstone Funds Group Trust, 1 series of Touchstone Institutional Funds Trust, 4 series of Touchstone Investment Trust, 4 series of Touchstone Strategic Trust, and 11 variable annuity series of Touchstone Variable Series Trust.

4  Each Trustee is also a Trustee of Touchstone Funds Group Trust, Touchstone Institutional Funds Trust, Touchstone Investment Trust, Touchstone Strategic Trust, and Touchstone Variable Series Trust.

Management of the Trust (Continued)

Principal Officers1:

Name Address Age	Position(s) Held with Trust	Term of Office[2] And Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen in the Touchstone Fund Complex[3]	Other Directorships Held
Jill T. McGruder Touchstone Advisors, Inc. 303 Broadway Cincinnati, OH Year of Birth: 1955	President	Until resignation, removal or disqualification President since 2004; President from 2000-2002	See biography above.	42	See biography above.

Brian E. Hirsch Touchstone Advisors, Inc. 303 Broadway Cincinnati, OH Year of Birth: 1956	Vice President	Until resignation, removal or disqualification Vice President since 2003	Senior Vice President of Compliance and Fund Administration of IFS Financial Services, Inc.	42	None

Steven M. Graziano Touchstone Advisors, Inc. 303 Broadway Cincinnati, OH Year of Birth: 1954	Vice President	Until resignation, removal or disqualification Vice President since 2009	President of Touchstone Advisors, Inc.; Executive Vice President of Pioneer Investment Management, Head of Retail Distribution and Strategic Marketing 2007-2008; Executive Vice President of Pioneer Investment Management, Chief Marketing Officer 2002-2007.	42	None

Timothy D. Paulin Touchstone Advisors, Inc. 303 Broadway Cincinnati, OH Year of Birth: 1963	Vice President	Until resignation, removal or disqualification Vice President since 2010	Vice President of Investment Research; Principal of Klein Decisions	42	None

Joseph Melcher Touchstone Advisors, Inc. 303 Broadway Cincinnati, OH Year of Birth: 1973	Chief Compliance Officer	Until resignation, removal or disqualification Chief Compliance Officer since 2010	Vice President of Compliance of IFS Financial Services (a holding company); Assistant Vice President of Compliance of IFS Financial Services 2005-2010.	42	None

Terrie A. Wiedenheft Touchstone Advisors, Inc. 303 Broadway Cincinnati, OH Year of Birth: 1962	Controller and Treasurer	Until resignation, removal or disqualification Controller since 2000 Treasurer since 2003	Chief Financial Officer and Senior Vice President of IFS Financial Services, Inc.	42	None

Jay S. Fitton JPMorgan. 303 Broadway Cincinnati, OH Year of Birth: 1970	Secretary	Until resignation, removal or disqualification Secretary since 2006. Assistant Secretary from 2002-2006	Assistant Vice President and Senior Counsel at JPMorgan Chase Bank, N.A.	42	None

1  Each officer also holds the same office with Touchstone Funds Group Trust, Touchstone Institutional Funds Trust, Touchstone Investment Trust, Touchstone Strategic Trust, and Touchstone Variable Series Trust.

2  The Touchstone Fund Complex consists of 3 series of the Trust, 19 series of Touchstone Funds Group Trust, 1 series of Touchstone Institutional Funds Trust, 4 series of Touchstone Investment Trust, 4 series of Touchstone Strategic Trust, and 11 variable annuity series of Touchstone Variable Series Trust.

PRIVACY PROTECTION POLICY

We Respect Your Privacy

Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today's world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.

Our Pledge to Our Clients

•  We collect only the information we need to service your account and administer our business.

•  We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.

•  We make every effort to ensure the accuracy of your information.

We Collect the Following Nonpublic Personal Information About You:

•  Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•  Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

Categories of Information We Disclose and Parties to Whom We Disclose

We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.

We Place Strict Limits and Controls on the Use and Sharing of Your Information

•  We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.

•  We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.

•  We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.

•  We will not sell your personal information to anyone.

We May Provide Information to Service Your Account

Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.

This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust, Touchstone Securities, Inc.,* Capital Analysts Incorporated and W&S Brokerage Services, Inc.

* Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.

A Member of Western & Southern Financial Group®

The Privacy Protection Policy is not part of the Annual Report.

303 Broadway, Suite 1100

Cincinnati, OH 45202-4203

Touchstone Investments

Distributor

Touchstone Securities, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203
800.638.8194

www.touchstoneinvestments.com

Investment Advisor

Touchstone Advisors, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203

Transfer Agent

JPMorgan Chase Bank, N.A.

P.O. Box 5354

Cincinnati, Ohio 45201-5354

Shareholder Service

800.543.0407

* A Member of Western & Southern Financial Group

TSF-58-TTFT-AR-1106

Item 2.  Code of Ethics.

At the end of the period covered by this report, the registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer.

Item 3.  Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee.  Mr. Donald C. Siekmann is the registrant’s audit committee financial expert and is an independent trustee within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”).

Item 4.  Principal Accountant Fees and Services.

(a) Audit Fees.  Audit fees totaled approximately $46,725 for the June 30, 2011 fiscal year and approximately $46,725 for the June 30, 2010 fiscal year, including fees associated with the annual audit and filings of Form N-1A and N-SAR.

(b) Audit-Related Fees.  Audit-Related fees totaled approximately $0 for the June 30, 2011 fiscal year and approximately $0 for the June 30, 2010 fiscal year.

(c )  Tax Fees.  Tax fees totaled approximately $14,655 for the June 30, 2011 fiscal year and $20,540 for the June 30, 2010 fiscal year and consisted of fees for tax compliance services and tax consultation services.

(d)          All Other Fees.  There were no fees for all other services during the June 30, 2011 or June 30, 2010 fiscal years.

(e) (1) Audit Committee Pre-Approval Policies.  The Audit Committee’s pre-approval policies describe the types of audit, audit-related, tax and other services that have the general pre-approval of the Audit Committee.  The pre-approval policies provide that annual audit service fees, tax services not specifically granted pre-approval, services exceeding pre-approved cost levels and other services that have not received general pre-approval will be subject to specific pre-approval by the Audit Committee.  The pre-approval policies further provide that the Committee may grant general pre-approval to other audit services (statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings), audit-related services (accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services,” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities, agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters and assistance with internal control reporting requirements under Form N-SAR and Form N-CSR), tax services that have historically been provided by the auditor that the Committee believes would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence and permissible non-audit services classified as “all other services” that are routine and recurring services.

(e)(2) All services described in paragraphs (b) through (d) of Item 4 were approved by the Audit Committee.

(f) Not applicable

(g) The aggregate non-audit fees for services to the registrant, its investment adviser (excluding its sub-advisor) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were approximately $14,655 for the fiscal year ended June 30, 2011 and $25,540 for the fiscal year ended June 30, 2010.

(h) Not applicable

Item 5.  Audit Committee of Listed Registrants.

Not applicable

Item 6.  Schedule of Investments.

(a)          Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)         The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The Governance Committee will consider shareholder recommendations for nomination to the Board only in the event that there is a vacancy on the Board.  Shareholders who wish to submit recommendations for nominations to the Board to fill the vacancy must submit their recommendations in writing to John P. Zanotti, Chairman of the Governance Committee, c/o Touchstone, 303 Broadway, Suite 1100, Cincinnati, OH 45202.  Shareholders should include appropriate information on the background and qualifications of any person recommended to the Governance Committee (e.g., a resume), as well as the candidate’s contact information and a written consent from the candidate to serve if nominated and elected.

Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis and such recommendations will be kept on file for consideration in the event of a future vacancy on the Board.

Item 11. Controls and Procedures.

(a)                                  Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) the registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b)                      There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The Code of Ethics for Senior Financial Officers was filed with registrant’s June 30, 2004 N-CSR and is hereby incorporated by reference.

(a)(2)	Certifications required by Item 12(a)(2) of Form N-CSR are filed herewith.

(b)	Certification required by Item 11(b) of Form N-CSR is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Touchstone Tax-Free Trust

By (Signature and Title)	/s/ Jill McGruder
Jill McGruder, President
(principal executive officer)

Date	August 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jill McGruder
Jill McGruder, President
(principal executive officer)

Date	August 31, 2011

By (Signature and Title)	/s/ Terrie Wiedenheft
Terrie Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	August 31, 2011